Organization (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 07, 2009	Feb. 28, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization (Textual)
Reverse stock split ratio		1:50
Restricted shares of CCGI's common stock issued to the CCI Shareholders	10,000,000
Preferred stock shares issued under share exchange agreement	10,000,000
Cash resources to meet current obligations			$ 7,837,339	$ 13,416	$ 406,859
Net working capital deficit			13,292,372
Financing commitments from shareholders, description			The Company has obtained financing commitments totaling $6,000,000 through December 31, 2014 from three existing shareholders, in the event additional financing is necessary.
Financing commitments from shareholders			$ 6,000,000